Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Amount of increase in valuation allowance	$ 5,159	$ 5,464
Net operating loss carry forward to offset future taxable income	95,176
Amount of net operating loss carry forward that will expire	73,133
Expiration period of operating loss carry forward	Between 2015 and 2031
Gross unrecognized tax benefits	0	0	1,541
Recognized tax benefits due to settlement uncertain tax position		638
Accrued for interest and penalties	$ 0